STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 14	-	STOCKHOLDERS’ EQUITY

A.	Share capital:

1.	Composition:

December 31, 2019 and 2018	Registered	Issued and outstanding
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431

2.	On September 2005, the Company registered its Ordinary shares for trade in the United States.

3.
The Ordinary shares of the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when, declared.

4.	As of December 31, 2017, 2,507,314 ordinary shares representing 10.7% of the share capital of the Company was held by the company as treasury shares.

As part of the Acquisition described in Note 3, the company reissued, on September 2018, 373,489 ordinary shares to the previous shareholders of Road Track (as part of the consideration paid to the sellers), of which 300,472 were returned to the Company on April 2019 due to downward transaction price adjustment.

5.
On May 21, 2019, the board of directors approved a share buyback program, which Ituran has commenced. Under the program, the Company is able to repurchase Ituran shares in an amount up to $25 million by December 31, 2020.

As of December 31, 2019, our fully owned subsidiary had repurchased a total of 227,828 shares amounting to approximately $6.0 million.

As of December 31, 2019, 2,662,125 ordinary shares representing 11.3% of the share capital of the Company is held by the Group as treasury shares.

6.	Treasury stock have no voting rights.

B.	Retained earnings

1.
In determining the amount of retained earnings available for distribution as a dividend, the Israeli Companies Law stipulates that the cost of the Company’s shares acquired by the Company and its subsidiaries (presented as a separate item in the statement of changes in equity) must be deducted from the amount of retained earnings.

2.
On February 27, 2017, the board of directors approved a change in the dividend policy. The new policy calls for a dividend of $5 million, at minimum per quarter. This new policy became effective starting from the dividend for the first quarter 2017.

3.	Dividends are declared and paid in NIS. Dividends paid to stockholders outside Israel are converted into dollars on the basis of the exchange rate prevailing at the date of declaration.

4.
During the years ended December 31, 2019, 2018 and 2017, the Company declared dividends in the amount of US$ 0.95, US$ 0.95 and US$ 1.12, per share, totaling US$ 20.0, 20.2 and 23.4 million, respectively (including fourth quarter dividend declared and paid on the following month of January).

5.	In March 2020, the Company declared a dividend in the amount of US 0.24 dollar per share, totaling approximately US$ 5 million. The dividend is due to be paid in April 2020.